    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 12, 1999

                                                               File No.333-19583
                                                              File No. 811-08015
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 5                       [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 7                              [X]

                                   ----------

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant )

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                National Life Drive
                Montpelier, Vermont                         05604
(Address of Depositor's Principal Executive Offices)      (Zip Code)

                                 (800) 537-7003
              (Registrant's Telephone Number, including Area Code)

                                   ----------

       D. Russell Morgan, Counsel                                       Copy to:
    National Life Insurance Company                              Stephen E. Roth, Esq.
          National Life Drive                               Sutherland Asbill & Brennan LLP
       Montpelier, Vermont 05604                              1275 Pennsylvania Avenue, NW
(Name and Address of Agent for Service)                        Washington, DC 20004-2404

  It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

        [X] on October 21, 1999 pursuant to paragraph (b) (1) (iii) of Rule 485

        [ ] 60 days after filing pursuant to paragraph (a) of Rule 485 on

                      Title of Securities Being Registered:
        Interests in a separate account under Individual Flexible Premium
                           Variable Annuity Contracts

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 4 to the Registration Statement under the Securities Act of 1933 (which is incorporated herein by reference in its entirety) to October 21, 1999 in accordance with paragraph (b)(1)(iii) of Rule 485. Post Effective Amendment No. 4 was filed on August 13, 1999 under Rule 485(a).


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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Washington in the State of Vermont, on the 12th day of October, 1999.

                               NATIONAL VARIABLE ANNUITY ACCOUNT II (Registrant)

                               By: NATIONAL LIFE INSURANCE COMPANY

Attest:/s/ CHRISTINE M. BURNETT    By:/s/ PATRICK E. WELCH
       ------------------------       ---------------------
        Christine M. Burnett          Patrick E. Welch
        Assistant Secretary           Chairman of the Board and Chief Executive
                                       Officer

                               By: NATIONAL LIFE INSURANCE COMPANY   (Depositor)

Attest:/s/ CHRISTINE M. BURNETT    By:/s/ PATRICK E. WELCH
       ------------------------       ---------------------
        Christine M. Burnett          Patrick E. Welch
        Assistant Secretary           Chairman of the Board and Chief Executive
                                       Officer

                                   SIGNATURES

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                                                   Title                                           Date
---------                                                   -----                                           ----
/s/ PATRICK E. WELCH
-----------------------                                     Chairman of the Board                           October 12,1999
Patrick E. Welch                                            Chief Executive Officer
                                                            and Director

/s/ THOMAS H. MACLEAY
-----------------------                                     President, Chief Operating                      October 12,1999
Thomas H. MacLeay                                           Officer and Director

/s/ WILLIAM A. SMITH
-----------------------                                     Executive Vice President &                      October 12,1999
William A. Smith                                            Chief Financial Officer

Robert E. Boardman*                                         Director
-----------------------
Robert E. Boardman

Earle H. Harbison, Jr.*                                     Director
-----------------------
Earle H. Harbison, Jr.

A. Gary Shilling*                                           Director
-----------------------
A. Gary Shilling

*By /s/ PATRICK E. WELCH
   ---------------------                                                                   Date: October 12, 1999
   Patrick E. Welch
   Pursuant to Power of Attorney